Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 8,578	$ 1,304
COST OF REVENUE	15,458	2,816
GROSS LOSS	(6,880)	(1,512)
OPERATING EXPENSES:
Research and development	26,507	17,122	9,210
Sales and Marketing	4,376	7,033	12,445
General and administrative	41,254	34,709	22,268
Goodwill impairment	50,878
Change in contingent earnout liability	(20,376)
Other expenses	8,191	1,182
TOTAL OPERATING EXPENSES	110,830	60,046	43,923
OPERATING LOSS	(117,710)	(61,558)	(43,923)
FINANCIAL INCOME (EXPENSES), net	789	(288)	108
OPERATING LOSS BEFORE INCOME TAXES	(116,921)	(61,846)	(43,815)
INCOME TAX BENEFIT	3,678	48
NET LOSS	$ (113,243)	$ (61,798)	$ (43,815)
BASIC AND DILUTED LOSS PER SHARE (in Dollars per share)	$ (2.17)	$ (1.28)	$ (1.23)
THE WEIGHTED AVERAGE OF THE NUMBER OF ORDINARY SHARES (in thousands) (in Shares)	52,235	48,216	35,654
NET LOSS	$ (113,243)	$ (61,798)	$ (43,815)
Other comprehensive loss:
Unrealized loss from available-for-sale securities	(1,367)	(607)
Total other comprehensive loss:	(1,367)	(607)
TOTAL COMPERHENSIVE LOSS	$ (114,610)	$ (62,405)	$ (43,815)